Pensions and Other Post-employment Benefits - Defined Contribution Pension Plan. Defined Benefit Obligation, Fair Value of Plan Assets and Funded Status (Details) - CAD CAD in Millions		12 Months Ended
	Jul. 27, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Defined contribution plan expense		CAD 46	CAD 46
DB Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		1	1
Interest cost		0	0
Contributions by employer	CAD 5
Remeasurements
Actuarial (gain) loss – experience	CAD (3)	3	(1)
Actuarial loss – financial assumptions		5	6
Return on plan assets greater than discount rate		(4)	(5)
DB Pension Plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		178	177
Current service cost		1	1
Interest cost		4	6
Benefits paid		(9)	(11)
Settlements		(140)	0
Increase (decrease) through business combinations and disposals, net defined benefit liability (asset)		34	0
Remeasurements
Actuarial (gain) loss – experience		3	(1)
Actuarial loss – financial assumptions		5	6
Defined benefit obligation, ending balance		76	178
DB Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		183	181
Interest cost		4	6
Contributions by employer		6	2
Benefits paid		(9)	(11)
Settlements		(148)	0
Increase (decrease) through business combinations and disposals, net defined benefit liability (asset)		27	0
Remeasurements
Return on plan assets greater than discount rate		4	5
Defined benefit obligation, ending balance		67	183
OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost		15	13
Interest cost		8	7
Remeasurements
Actuarial (gain) loss – experience		0	(1)
Actuarial loss – financial assumptions		12	17
Return on plan assets greater than discount rate		0	0
OPEB Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		213	180
Current service cost		15	13
Interest cost		8	7
Benefits paid		(4)	(3)
Settlements		0	0
Increase (decrease) through business combinations and disposals, net defined benefit liability (asset)		0	0
Remeasurements
Actuarial (gain) loss – experience		0	(1)
Actuarial loss – financial assumptions		12	17
Defined benefit obligation, ending balance		244	213
OPEB Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		0	0
Interest cost		0	0
Contributions by employer		0	0
Benefits paid		0	0
Settlements		0	0
Increase (decrease) through business combinations and disposals, net defined benefit liability (asset)		0	0
Remeasurements
Return on plan assets greater than discount rate		0	0
Defined benefit obligation, ending balance		0	0
Retirement Plan Funding Status [Member] | DB Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		5
Remeasurements
Defined benefit obligation, ending balance		(9)	5
Retirement Plan Funding Status [Member] | OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance		(213)
Remeasurements
Defined benefit obligation, ending balance		CAD (244)	CAD (213)